THE COMPANY AND ITS SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (216,000)	$ (144,000)	$ (563,000)	$ (440,000)	$ (681,000)	$ (1,028,000)
Net cash provided by operating activities					58,000	(220,000)
Increase/decrease in cash			57,000	$ (98,000)	(109,000)	77,000
Accumulated deficit	(23,117,000)		(23,117,000)		(22,554,000)	(21,873,000)
Allowance for doubtful accounts	35,000		35,000		34,000	36,000
Allowance for slow moving and obsolete inventory	$ 397,000		$ 397,000		291,000	268,000
Accumulated amortization of patents					$ 190,000	$ 182,000
Securities not included in diluted loss per share	2,142,000	4,252,000	2,142,000	4,252,000	4,252,000	4,222,000
Accounts Receivable | Customer One
Concentration of credit risk					55.60%	56.50%
Accounts Receivable | Customer Two
Concentration of credit risk					15.00%
Sales Revenue | Customer One
Concentration of credit risk					44.80%	44.00%